Stock-based Compensation - Summary of Estimated Grant Date Fair Value of the Company's Options (Detail) - 2022 Employee Incentive Plan [Member] - Performance Shares [Member]	6 Months Ended
	Jun. 30, 2023 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity	3 years	[1]
Common stock price	$ 3.75	[2]
Volatility	85.00%	[3]
Risk-free rate	3.90%	[4]
Dividend yield (5)	0.00%	[5]

[1]	Based on contractual terms
[2]	Represents the publicly traded common stock price as of the Grant Date
[3]	Calculated based on the Company’s historical volatility over a term of 2.3 years
[4]	Based on the U.S. Constant Maturity Treasury yield curve as of the valuation date over a matching term over 2.7 years
[5]	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future